Condensed Consolidated Balance Sheet - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Current Assets
Cash	$ 505,053	$ 812,452
Accounts receivable, net	893,407	2,168,659
Receivables - related party		1,595
Inventory, net	5,319,590	4,671,396
Prepaid expenses	589,387	916,729
Other current assets	96,168	94,538
Total Current Assets	7,403,605	8,665,369
Property and equipment, net	2,233,089	1,458,106
Operating lease right-of-use assets	2,891,113	2,199,682
Finance lease right-of-use-assets	73,576
Intangible assets, net	44,364,266	51,277,482
Goodwill	75,538,127	56,386,796
Other assets - long term	57,487
Total Assets	132,561,263	119,987,435
Current Liabilities
Accounts payable	4,776,805	2,245,704
Accrued interest	1,129,692	306,445
Accrued liabilities	1,803,640	1,383,008
Accrued liabilities - related party	366,601	461,254
Accrued payroll	2,543,006	1,050,703
Contract liabilities, current	199,488	149,923
Accrued warranty liability	181,797	195,138
Operating lease liabilities, current	659,789	467,979
Finance lease liabilities, current	55,046
Line of credit		2,000,000
Notes payable - related party	1,542,953	1,492,953
Current portion of long-term debt, net of unamortized discounts and debt issuance costs	13,123,317	5,389,492
Total Current Liabilities	26,382,134	15,142,599
Contract liabilities - long term	110,970	152,892
Operating lease liabilities - long term	2,360,575	1,744,569
Finance lease liabilities - long term	14,296
Total Liabilities	28,867,975	17,040,060
COMMITMENTS AND CONTINGENCIES (Note 21)
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value, 100,000,000 shares authorized, no shares issued and outstanding as of September 30, 2020 and December 31, 2019, respectively
Common stock, $0.0001 par value, 300,000,000 shares authorized, 143,817,614 and 128,326,243 shares issued and outstanding as of September 30, 2020 and December 31, 2019, respectively	14,382	12,833
Additional paid-in capital	156,196,213	130,553,180
Accumulated deficit	(52,467,307)	(27,545,255)
Accumulated other comprehensive loss		(23,383)
Treasury stock, at cost, 100,000 shares as of September 30, 2020 and December 31, 2019, respectively	(50,000)	(50,000)
Total Stockholders' Equity	103,693,288	102,947,375
Total Liabilities and Stockholders' Equity	$ 132,561,263	$ 119,987,435